Basis Of Presentation And Summary Of Significant Accounting Policies - Additional Information (Detail) - USD ($)	7 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Significant Accounting Policies (Textual)
Federal Depository Insurance Coverage	$ 250,000	$ 250,000
Number of warrants	23,873,333
Investment income earned on trust account	$ 227,000
Net income (loss)	$ 4,900,000
Warrant [Member] | Private Placement [Member]
Significant Accounting Policies (Textual)
Number of warrants	7,773,333
Class A Common Stock [Member]
Significant Accounting Policies (Textual)
Class A common stock, subject to possible redemption	44,911,184	43,231,098
Income and franchise taxes	$ 144,000
Net income (loss)	4,800,000
Class B Common Stock [Member]
Significant Accounting Policies (Textual)
Net income (loss)	$ 83,000